Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,749,463
Reversal of impairment of property, plant and equipment		$ (5,810)
Ending Balance	2,472,683	2,749,463
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,670,979	6,937,062
Additions	61,535		$ 159,886
Disposals	92,524		100,707
Asset decommissioning			(4,364)
Effect of foreign currency exchange differences	(76,784)			$ (320,898)
Ending Balance	6,563,206	6,670,979		6,937,062
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,921,516)	(3,898,450)
Depreciation expense	304,934	320,736
Disposals	(86,076)	(59,962)
Asset decommissioning		(3,518)
Reversal of impairment of property, plant and equipment		(5,810)
Effect of foreign currency exchange differences	(49,851)	(228,380)
Ending Balance	(4,090,523)	(3,921,516)		(3,898,450)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,510,505
Ending Balance	2,269,794	2,510,505
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,109,383	6,322,536
Additions	10,375		18,436
Disposals	78,028		69,945
Reclassifications	55,322		150,674
Asset decommissioning			(4,364)
Effect of foreign currency exchange differences	(71,285)			(307,954)
Ending Balance	6,025,767	6,109,383		6,322,536
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,598,878)	(3,577,364)
Depreciation expense	277,799	289,056
Disposals	(73,354)	(33,929)
Asset decommissioning		(3,518)
Reversal of impairment of property, plant and equipment		(5,810)
Effect of foreign currency exchange differences	(47,350)	(224,285)
Ending Balance	(3,755,973)	(3,598,878)		(3,577,364)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	34,437
Ending Balance	27,359	34,437
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	110,307	130,463
Disposals	4,664		19,982
Effect of foreign currency exchange differences	(619)			(174)
Ending Balance	105,024	110,307		130,463
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(75,870)	(86,471)
Depreciation expense	7,044	7,473
Disposals	(4,631)	(17,933)
Effect of foreign currency exchange differences	(618)	(141)
Ending Balance	(77,665)	(75,870)		(86,471)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	38,604
Ending Balance	27,318	38,604
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	185,319	191,290
Additions	350		976
Disposals	3,990		4,708
Reclassifications	521		1,197
Effect of foreign currency exchange differences	(1,196)			(3,436)
Ending Balance	181,004	185,319		191,290
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(146,715)	(139,095)
Depreciation expense	12,013	13,023
Disposals	(3,990)	(3,274)
Effect of foreign currency exchange differences	(1,052)	(2,129)
Ending Balance	(153,686)	(146,715)		(139,095)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,796
Ending Balance	4,978	7,796
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	38,506	45,456
Additions			224
Disposals	2,789		6,014
Effect of foreign currency exchange differences	(367)			(1,160)
Ending Balance	35,350	38,506		45,456
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(30,710)	(32,754)
Depreciation expense	2,790	3,521
Disposals	(2,782)	(4,768)
Effect of foreign currency exchange differences	(346)	(797)
Ending Balance	(30,372)	(30,710)		(32,754)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	56,834
Ending Balance	49,451	56,834
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,177	128,327
Additions			415
Disposals	3,053		58
Effect of foreign currency exchange differences	(846)			(2,507)
Ending Balance	122,278	126,177		128,327
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(69,343)	(62,766)
Depreciation expense	5,288	7,663
Disposals	(1,319)	(58)
Effect of foreign currency exchange differences	(485)	(1,028)
Ending Balance	(72,827)	(69,343)		(62,766)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,740
Ending Balance	60,572	67,740
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,740	84,561
Additions	50,810		139,835
Reclassifications	(55,843)		$ (151,871)
Effect of foreign currency exchange differences	(2,135)			(4,785)
Ending Balance	60,572	67,740		84,561
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,547
Ending Balance	33,211	33,547
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,547	34,429
Effect of foreign currency exchange differences	(336)			(882)
Ending Balance	$ 33,211	$ 33,547		$ 34,429